13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle Clayman
Title:	      Manager, Chief Investment Officer
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle Clayman 	New York, New York	February 6, 2003

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        69

Form 13F Information Table Value Total:  $1272473


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co              COM              013068101    25934   514560 SH       SOLE                   202510            312050
Alltel Corp                    COM              020039103     9983   195750 SH       SOLE                    71390            124360
Altera Corp                    COM              021441100    15368  1246364 SH       SOLE                   531684            714680
Amgen Inc                      COM              031162100     9876   204305 SH       SOLE                   114745             89560
Apache Corp                    COM              037411105      544     9550 SH       SOLE                     8590               960
Applied Materials              COM              038222105     4404   338000 SH       SOLE                   179560            158440
BJs Wholesale Club Inc         COM              05548J106    14613   798525 SH       SOLE                   328225            470300
Bed Bath & Beyond Inc          COM              075896100    12398   359050 SH       SOLE                   202130            156920
BellSouth Corporation          COM              079860102     7996   309074 SH       SOLE                   172824            136250
Black Box Corporation          COM              091826107    17767   396575 SH       SOLE                   153170            243405
CEC Entertainment Inc          COM              125137109    22044   718030 SH       SOLE                   271890            446140
CNF Inc                        COM              12612W104    33653  1012410 SH       SOLE                   416305            596105
ChoicePoint Inc                COM              170388102    19675   498226 SH       SOLE                   175345            322881
Church & Dwight Inc            COM              171340102    16062   527850 SH       SOLE                   199840            328010
Cisco Systems Inc              COM              17275R102     3695   282030 SH       SOLE                   153180            128850
Citigroup Inc                  COM              172967101     8511   241854 SH       SOLE                   131272            110582
ConocoPhillips                 COM              20825C104    11137   230150 SH       SOLE                   134610             95540
Costco Wholesale Corp          COM              22160K105     8856   315600 SH       SOLE                   178670            136930
Countrywide Financial Corp     COM              222372104    37020   716745 SH       SOLE                   326645            390100
Cytec Industries Inc           COM              232820100    21478   787300 SH       SOLE                   306890            480410
DTE Energy Company             COM              233331107    42790   922195 SH       SOLE                   422380            499815
Danaher Corp Del               COM              235851102    37305   567809 SH       SOLE                   269469            298340
Dentsply Int'l Inc             COM              249030107    27125   729175 SH       SOLE                   302720            426455
Du Pont E I De Nemours & Co    COM              263534109     7021   165600 SH       SOLE                    94800             70800
Edison International           COM              281020107    11382   960520 SH       SOLE                   341950            618570
Edwards A.G. Inc               COM              281760108    18659   566110 SH       SOLE                   213340            352770
Fair Isaac & Co Inc            COM              303250104    24806   580945 SH       SOLE                   228800            352145
First Data Corp                COM              319963104    11890   335790 SH       SOLE                   195290            140500
Franklin Resources             COM              354613101    30023   880945 SH       SOLE                   424825            456120
Furniture Brands Intl Inc      COM              360921100     9802   410990 SH       SOLE                   229740            181250
HCA Inc                        COM              404119109     7484   180340 SH       SOLE                   103340             77000
Hilb Rogal & Hamilton Co       COM              431294107     3608    88205 SH       SOLE                    56335             31870
ITT Educational Services Inc   COM              45068B109    28063  1191640 SH       SOLE                   506800            684840
Interstate Bakeries Corp       COM              46072H108     9428   618240 SH       SOLE                   243670            374570
Invacare Corp                  COM              461203101    22815   685150 SH       SOLE                   283050            402100
Johnson & Johnson              COM              478160104     8767   163230 SH       SOLE                    91980             71250
Johnson Controls Inc           COM              478366107    25972   323960 SH       SOLE                   144710            179250
Jones Apparel Group Inc        COM              480074103    36406  1027260 SH       SOLE                   474870            552390
Kemet Corp                     COM              488360108    12234  1399750 SH       SOLE                   604970            794780
King Pharmaceuticals Inc       COM              495582108    30934  1799550 SH       SOLE                   802110            997440
Knight-Ridder Inc              COM              499040103    35833   566530 SH       SOLE                   242680            323850
Lehman Bros Hldgs Inc          COM              524908100    22935   430375 SH       SOLE                   172315            258060
Limited Brands Inc             COM              532716107    31717  2276850 SH       SOLE                  1034290           1242560
Lowes Co                       COM              548661107    29217   779130 SH       SOLE                   356800            422330
MBNA Corp                      COM              55262L100     8109   426345 SH       SOLE                   261480            164865
Manitowoc Company Inc          COM              563571108    13543   531080 SH       SOLE                   244020            287060
Maxim Integrated Products      COM              57772K101    27662   837217 SH       SOLE                   374097            463120
McDonald's Corp                COM              580135101     8046   500350 SH       SOLE                   282350            218000
Merrill Lynch & Co Inc         COM              590188108     9757   257100 SH       SOLE                   150600            106500
Microsoft Corp                 COM              594918104     9691   187450 SH       SOLE                   101950             85500
Midcap Spdr Tr Unit Ser 1      COM              595635103     1162    14770 SH       SOLE                    14770
Monaco Coach Corp              COM              60886R103    17792  1075020 SH       SOLE                   422680            652340
Omnicare Inc                   COM              681904108    29789  1250057 SH       SOLE                   510247            739810
Omnicom Group Inc              COM              681919106    30940   478950 SH       SOLE                   229000            249950
PepsiCo                        COM              713448108    14547   344545 SH       SOLE                   201970            142575
Pogo Producing Co              COM              730448107    30647   822730 SH       SOLE                   341880            480850
Praxair Inc                    COM              74005P104    32607   564430 SH       SOLE                   246590            317840
Procter & Gamble               COM              742718109    11364   132230 SH       SOLE                    74030             58200
Protective Life Corp           COM              743674103     5182   188300 SH       SOLE                   113700             74600
Pulte Homes Inc                COM              745867101    34885   728750 SH       SOLE                   285098            443652
Republic Services Inc          COM              760759100     8590   409450 SH       SOLE                   128350            281100
SLM Corp                       COM              78442P106    46514   447852 SH       SOLE                   207697            240155
Schering Plough Corp           COM              806605101     5290   238270 SH       SOLE                   133570            104700
Sealed Air Corporation         COM              81211K100    17375   465823 SH       SOLE                   234223            231600
Veritas Software Corp          COM              923436109    15468   990279 SH       SOLE                   416114            574165
Vishay Intertechnology Inc     COM              928298108     8281   740670 SH       SOLE                   457920            282750
Waters Corporation             COM              941848103    24125  1107664 SH       SOLE                   493894            613770
Wellpoint Health Netwks-Cl A   COM              94973H108    33098   465118 SH       SOLE                   221668            243450
iShares TR - Russell MidCap    COM              464287499      783    16100 SH       SOLE                    16100